Summarised financial information of subsidiaries with material non-controlling interests (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries with material non-controlling interests [Member]
Summarised financial information of subsidiaries with material non controlling interests
Proportion of non-controlling interests in subsidiaries with material non-controlling interests to total non-controlling interests	40.00%	40.00%	40.00%